NON CONTROLLING INTEREST (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity, Attributable to Noncontrolling Interest	$ (2,794)	$ 40,591		$ (2,794)		$ 33,323	$ 16,820	$ 38,939
Net Income (Loss) Attributable to Noncontrolling Interest	34,926	(6,241)	$ (12,467)	28,685	$ (33,777)	(31,389)	10,958
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax, Portion Attributable to Noncontrolling Interest	(8,459)		14,942	(7,432)	(8,989)		(33,077)
Less: Net income (loss) attributable to noncontrolling interest	$ (34,926)	$ 6,241	$ 12,467	$ (28,685)	$ 33,777	31,389	$ (10,958)
Noncontrolling Interest Excluding Equity [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax, Portion Attributable to Noncontrolling Interest						$ (14,886)